DIGITAL ASSETS	12 Months Ended
Mar. 31, 2022
Digital Assets
DIGITAL ASSETS

19 DIGITAL ASSETS

	At 31 March 2022	At 31 March 2021
	USD	USD
Opening	348,998	36,034
Additions	5,442,163	699,828
Additions (non-cash)	39,773	-
Disposals	(4,387,013)	(748,293)
Revaluation gain	9,798	429,789
Revaluation loss (note 6)	(399,070)	(68,360)
	1,054,649	348,998

Digital assets primarily consist of BTC and ETH.

The Group acquired BTC during the period in line with the Group’s treasury policy. In addition, the Group also holds digital assets to fund EQONEX promotional activities, amongst others, and are classified as disposals when are used to meet an expense. The value of the digital assets were taken from the prices stated on the active public markets that the assets are traded on.

Revaluation gains on digital assets accounted for under IAS 38 are recognized in other comprehensive income and accumulated in revaluation surplus. Such revaluation gains shall only be recognized in profit or loss to the extent that the gains reverse revaluation losses of the same digital assets previously recognized in the consolidated statement of profit or loss. Upon realization, the cumulative revaluation surplus included in equity are reclassified to accumulated losses.

Revaluation losses on digital assets are recognized directly in the consolidated statement of profit or loss. Such revaluation losses are only recognized in other comprehensive income to the extent of any credit balance in the revaluation surplus in respect of that digital assets.

During the year ended 31 March 2022, a revaluation gain of $9,798 (2021: $429,789) was recorded in the consolidated statement of comprehensive (loss) income, of which $180,260 (2021: $249,529) was realized and was reclassified from revaluation surplus to accumulated losses, leaving a residual $9,798 (2021: $180,260) unrealized revaluation gain in the revaluation surplus at 31 March 2022.

Movements of the revaluation surplus are as follows:

	At 31 March 2022	At 31 March 2021
	USD	USD
As 1 April	180,260	-
Revaluation gains through other comprehensive income	9,798	429,789
Realization of revaluation gains recognized in revaluation surplus	(180,260)	(249,529)
	9,798	180,260